Convertible Note Arrangement - Derivative valuation assumption (Details) - Convertible Note - $ / shares		12 Months Ended
	Feb. 13, 2023	Dec. 31, 2023	Dec. 31, 2022
Convertible note payable
Risk free rate	3.96%	3.85%	4.20%
Equity volatility	56.00%	62.00%	54.00%
Share price	$ 2.23	$ 0.365	$ 2.25
Credit spread	28.90%	27.80%	30.50%